Long-Term Debt - Interest Only Debt (Parenthetical) (Detail) - Prime Rate [Member]	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2013
March 2019 [Member]
Debt Instrument [Line Items]
Interest rate variable	1.50%
April 2016 and June 2017 [Member]
Debt Instrument [Line Items]
Interest rate variable		2.50%